Restatement of Previously Issued Consolidated Financial Statements - Restatement on Consolidated Statements of Cash Flows (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (407,196)	$ (308,285)	$ (127,319)
Adjustments for:
Finance income	(971)	(2,930)	(4,581)
Finance costs	900	4,209	223
Depreciation of property, plant and equipment	8,139	6,234	3,163
Loss on disposal of property, plant and equipment	974	55
Amortization of intangible assets	1,379	192	63
Depreciation of right-of-use assets	4,399	3,507	2,036
Fair value loss of warrant liability	6,200
Fair value loss of convertible redeemable preferred shares		79,984
Fair value gains on financial assets measured at fair value change through profit or loss		(47)	(474)
Foreign currency exchange loss/(gain), net	4,867	(66)	(584)
Equity-settled share-based compensation expense	20,158	4,760	1,272
Deferred government grant	(295)	(114)
Cash flows from (used in) operations before changes in working capital	(361,446)	(212,501)	(126,201)
Decrease/(increase) in trade receivables	24,590	(45,000)	21,229
(Increase)/decrease in prepayments, other receivables and other assets	(2,966)	3,366	(5,178)
Increase in other non-current assets	(1,175)	(3,973)
Decrease/(increase) in inventories	51	(643)	(22)
Government grant received	80	2,452
Increase/(decrease) in trade and notes payables	1,805	(4,348)	2,011
Increase in other payables and accruals	140,747	26,932	31,727
(Decrease)/increase in other non-current liabilities	(158)	554
Increase in pledged deposits, net	(1,060)	(128)
Cash used in operations	(199,532)	(233,289)	(76,434)
Income tax paid		(278)	(15,432)
Finance income received	652	3,366	9,024
Income tax received	557	7,391
Interest on loan from related party			(24)
Interest on lease payments	(142)	(195)	(199)
Net cash flow used in operating activities	(198,465)	(223,005)	(83,065)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(42,197)	(26,254)	(26,773)
Purchase of intangible assets	(3,207)	(4,029)	(534)
Prepayment to collaborator for collaboration right- of-use assets	(1,708)	(19,493)	(11,863)
Purchase of financial assets measured at fair value through profit or loss	(50,000)	(22,682)	(314,840)
Cash received from withdrawal of financial assets measured at fair value through profit or loss	50,081	22,682	320,854
Cash receipts of investment income		47
Cash advances to related parties			(13,006)
Collection of cash advances to related parties			62,996
Proceeds from disposal of property, plant and equipment	4	1	74
Addition in time deposits	(298,107)	(50,000)	(75,559)
Decrease in time deposits	180,000	75,559
Purchase of financial assets measured at amortized cost	(29,849)
Addition in pledged deposits			(256)
Decrease in pledged deposits			255
Net cash flows used in investing activities	(194,983)	(24,169)	(58,652)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of cash advances from related parties		(4)	(19,223)
Proceeds from convertible redeemable preferred shares		160,450
Proceeds from issuance of ordinary shares for follow on public offering, net of issuance costs	323,440
Proceeds from issuance of ordinary shares and warrant relating to private placement for an institutional investor	300,000
Proceeds from issuance of ordinary shares for initial public offering, net of issuance costs		450,085
Proceeds from issuance of ordinary shares relating to private placement by GenScript		12,000
Proceeds from exercise of share options	4,642	1,464
Payments of expenses for issuance of convertible redeemable preferred shares		(2,514)
Proceeds from cash advances from related parties			38,945
Proceeds from loans from related parties			2,867
Repayments of loans from related parties			(2,867)
Principal portion of lease payments	(1,419)	(2,602)	(5,056)
Net cash flows from financing activities	626,663	618,879	14,666
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	233,215	371,705	(127,051)
Effect of foreign exchange rate changes, net	34	620	249
Cash and cash equivalents at beginning of year	455,689	83,364	210,166
CASH AND CASH EQUIVALENTS AT END OF YEAR	688,938	455,689	83,364
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	858,607	506,073	159,179
Less: Pledged deposits	1,444	384	256
Time deposits	168,225	50,000	75,559
Cash and cash equivalents as stated in the statement of financial position	688,938	455,689	83,364
Cash and cash equivalents as stated in the statement of cash flows	688,938	455,689	83,364
As Previously Reported
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	(386,208)	(307,622)	(130,370)
Adjustments for:
Finance income	(971)	(2,930)	(4,581)
Finance costs	900	4,209	223
(Reversal of)/provision for the impairment of trade receivables	(22)	13	1
Depreciation of property, plant and equipment	11,046	8,248	4,001
Loss on disposal of property, plant and equipment	974	55
Amortization of intangible assets	1,379	192	63
Depreciation of right-of-use assets	1,492	1,493	1,198
Fair value loss of warrant liability	6,200
Fair value loss of convertible redeemable preferred shares		79,984
Fair value gains on financial assets measured at fair value change through profit or loss		(47)	(474)
Foreign currency exchange loss/(gain), net	4,867	(66)	(250)
Equity-settled share-based compensation expense	20,158	4,760	1,272
Deferred government grant	(295)	(114)
Cash flows from (used in) operations before changes in working capital	(340,480)	(211,825)	(128,917)
Decrease/(increase) in trade receivables	24,590	(45,000)	(3,771)
(Increase)/decrease in prepayments, other receivables and other assets	(2,966)	3,366	(3,928)
Increase in other non-current assets	(1,175)	(3,973)
Decrease/(increase) in inventories	51	(643)	(22)
Government grant received	80	2,452
Increase/(decrease) in trade and notes payables	1,805	(4,348)	2,011
Increase in other payables and accruals	142,091	20,230	31,727
(Decrease)/increase in other non-current liabilities	(158)	554
(Decrease)/increase in contract liabilities	(22,310)	6,026	26,466
Increase in pledged deposits, net	(1,060)	(128)
Cash used in operations	(199,532)	(233,289)	(76,434)
Income tax paid		(278)	(15,432)
Finance income received	652	3,366	9,024
Income tax received	557	7,391
Interest on loan from related party			(24)
Interest on lease payments	(142)	(195)	(199)
Net cash flow used in operating activities	(198,465)	(223,005)	(83,065)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	(43,905)	(45,747)	(38,636)
Purchase of intangible assets	(3,207)	(4,029)	(534)
Purchase of financial assets measured at fair value through profit or loss	(50,000)	(22,682)	(314,840)
Cash received from withdrawal of financial assets measured at fair value through profit or loss	50,081	22,682	320,854
Cash receipts of investment income		47
Cash advances to related parties			(13,006)
Collection of cash advances to related parties			62,996
Proceeds from disposal of property, plant and equipment	4	1	74
Addition in time deposits	(298,107)	(50,000)	(75,559)
Decrease in time deposits	180,000	75,559
Purchase of financial assets measured at amortized cost	(29,849)
Addition in pledged deposits			(256)
Decrease in pledged deposits			255
Net cash flows used in investing activities	(194,983)	(24,169)	(58,652)
CASH FLOWS FROM FINANCING ACTIVITIES
Repayment of cash advances from related parties		(4)	(19,223)
Proceeds from convertible redeemable preferred shares		160,450
Proceeds from issuance of ordinary shares for follow on public offering, net of issuance costs	323,440
Proceeds from issuance of ordinary shares and warrant relating to private placement for an institutional investor	300,000
Proceeds from issuance of ordinary shares for initial public offering, net of issuance costs		450,085
Proceeds from issuance of ordinary shares relating to private placement by GenScript		12,000
Proceeds from exercise of share options	4,642	1,464
Payments of expenses for issuance of convertible redeemable preferred shares		(2,514)
Proceeds from cash advances from related parties			38,945
Proceeds from loans from related parties			2,867
Repayments of loans from related parties			(2,867)
Principal portion of lease payments	(1,419)	(2,602)	(5,056)
Net cash flows from financing activities	626,663	618,879	14,666
NET INCREASE/(DECREASE) IN CASH AND CASH EQUIVALENTS	233,215	371,705	(127,051)
Effect of foreign exchange rate changes, net	34	620	249
Cash and cash equivalents at beginning of year	455,689	83,364	210,166
CASH AND CASH EQUIVALENTS AT END OF YEAR	688,938	455,689	83,364
ANALYSIS OF BALANCES OF CASH AND CASH EQUIVALENTS
Cash and bank balances	858,607	506,073	159,179
Less: Pledged deposits	1,444	384	256
Time deposits	168,225	50,000	75,559
Cash and cash equivalents as stated in the statement of financial position	688,938	455,689	83,364
Cash and cash equivalents as stated in the statement of cash flows	688,938	455,689	83,364
Total Adjustments
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	(20,988)	(663)	3,051
Adjustments for:
(Reversal of)/provision for the impairment of trade receivables	22	(13)	(1)
Depreciation of property, plant and equipment	(2,907)	(2,014)	(838)
Depreciation of right-of-use assets	2,907	2,014	838
Foreign currency exchange loss/(gain), net			(334)
Cash flows from (used in) operations before changes in working capital	(20,966)	(676)	2,716
Decrease/(increase) in trade receivables			25,000
(Increase)/decrease in prepayments, other receivables and other assets			(1,250)
Increase in other payables and accruals	(1,344)	6,702
(Decrease)/increase in contract liabilities	22,310	(6,026)	(26,466)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment	1,708	19,493	11,863
Prepayment to collaborator for collaboration right- of-use assets	$ (1,708)	$ (19,493)	$ (11,863)